LONG-TERM INVESTMENTS - Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Feb. 28, 2021 USD ($) Transaction	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment		$ 53,334,000	$ 117,508,000	$ 243,542,000
Gain (Loss) on disposal		619,000	25,002,000	3,363,000
Gain recognized for the conversion of debt securities to equity securities				95,491,000
Fair value gain (loss)		7,588,000	1,165,000	1,751,000
Equity method investments, impairment gain (loss)		$ 11,471,000	17,198,000	8,719,000
Term of held to maturity securities		2 years
BabyTree
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment	$ 23,475,000
Gain (Loss) on disposal				760,000
Gain recognized for the conversion of debt securities to equity securities				95,491,000
Loss on change in fair value		$ 3,229,000	105,447,000
Other investments
Schedule of Investments [Line Items]
Impairment loss		3,063,000	3,444,000	14,489,000
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
Schedule of Investments [Line Items]
Acquired equity interest (in percentage)					15.32
Impairment loss		0
Long term Investment In Third party technology Company
Schedule of Investments [Line Items]
Impairment gain (loss)		$ (10,029,000)	$ (2,137,000)	$ (34,883,000)
Changing
Schedule of Investments [Line Items]
Equity interest of available for sale investment (in percentage)		34.55
Ximalaya Inc
Schedule of Investments [Line Items]
Number of transactions | Transaction		2
Equity interest of available for sale investment (in percentage)		1.69